1014653

**FORM D**

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

**FORM D**

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0076 |
| Expires: | April 30, 2008 |
| Estimated average burden hours per response | 16.00 |

07078691

**NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION**

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
**Units of common stock.**

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment No. 1

RECEIVED SEP 24 2007

## A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
**PROFILE TECHNOLOGIES, INC.**

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| **2 Park Avenue, Suite 201, Manhasset, New York 11030** | **(516) 365-1909** |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (Including Area Code) |
| **same as above** | **same as above** |

Brief Description of Business
**Researching and developing a patented, high-speed, non-destructing, non-invasive scanning process to remotely test buried and insulated pipeline for corrosion**

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
SEP 27 2007
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month [ ][ ] Year 88 ☐ Actual ☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE*

*Originally incorporated in State of Washington. Incorporated in State of Delaware since 02/95.

GENERAL INSTRUCTIONS

**Federal:**
*Who Must File*: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When To File*: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due on the date it was mailed by United States registered or certified mail to that address.

*Where To File*: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required*: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required*: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee*: There is no federal filing fee.

**State:**
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

### ATTENTION

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Gemino, Henry**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o Profile Technologies, Inc., 2 Park Avenue, Suite 201, Manhasset, New York 11030**

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Evans, Murphy**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o Profile Technologies, Inc., 2 Park Avenue, Suite 201, Manhasset, New York 11030**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Jones, Philip**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o Profile Technologies, Inc., 2 Park Avenue, Suite 201, Manhasset, New York 11030**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Christenson, Charles**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o Profile Technologies, Inc., 2 Park Avenue, Suite 201, Manhasset, New York 11030**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
**Geib, Robert C.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**c/o Profile Technologies, Inc., 2 Park Avenue, Suite 201, Manhasset, New York 11030**

## B. INFORMATION ABOUT OFFERING

| | Yes | No |
|---|---|---|
| 1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering? | ☐ | ☒ |

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual **$ 10,000.00**[1]

| | Yes | No |
|---|---|---|
| 3. Does the offering permit joint ownership of a single unit? | ☒ | ☐ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated with persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
**Crawford, Guy**

Business or Residence Address (Number and Street, City, State, Zip Code)
**80 Broad Street, New York, NY 10004**

Name of Associated Broker or Dealer
**R.F. Lafferty & Company, Inc.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL
AK
AZ
AR
CA
CO
CT
DE
DC
FL
GA
HI
ID

IL
IN
IA
KS
KY
LA
ME
MD
MA
MI
MN
MS
MO

MT
NE
NV
NH
NJ

[1] The Company, in its discretion, may accept less than $10,000 from an investor.

NM
NY
NC
ND
OH
OK
OR
PA

RI
SC
SD
TN
TX
UT
VT
VA
WA
WV
WI
WY
PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .................................................................. ☐ All States

AL
AK
AZ
AR
CA
CO
CT
DE
DC
FL
GA
HI
ID

IL
IN
IA
KS
KY
LA
ME
MD
MA
MI
MN
MS
MO

MT
NE
NV
NH
NJ

NM
NY
NC
ND
OH
OK
OR
PA

RI
SC
SD
TN
TX
UT
VT
VA
WA
WV
WI
WY
PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .................................................................. ☐ All States

AL
AK
AZ
AR
CA
CO
CT
DE
DC
FL
GA
HI
ID

IL
IN
IA
KS
KY
LA
ME
MD
MA
MI
MN
MS
MO

MT
NE
NV
NH
NJ

NM
NY
NC
ND
OH
OK
OR
PA

RI
SC
SD
TN
TX
UT
VT
VA
WA
WV
WI
WY
PR

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $ | $ |
| Equity | $ 1,170,000 | $ 753,300 |
| ☒ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $ | $ |
| Limited Liability Company Membership Interests | $ | $ |
| Other (Specify ______) | $ | $ |
| Total | $ 1,170,000 | $ 753,300 |

Answer also in Appendix,Column3,if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 12 | $ 753,300 |
| Non-accredited Investors | -0- | $ -0- |
| Total (for filings under Rule 504 only) | | $ |

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

**Not Applicable**

| Type of Offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| Regulation A | | $ |
| Rule 504 | | $ |
| Total | | $ |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ☒ | $ 200 |
| Legal Fees | ☒ | $ 5,000 |
| Accounting Fees | ☒ | $ 1,000 |
| Engineering Fees | ☐ | $ |
| Sales Commissions (Specify finder's fees separately) | ☒ | $ 117,000 |
| Other Expenses (specify) | ☐ | $ |
| Total | ☒ | $ 123,200 |

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ................................ $1,046,800

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C Question 4.b above.

| | | Payments to Officers, Directors, & Affiliates | | Payments To Others |
|---|---|---|---|---|
| Salaries and fees | ☐ | $ | ☐ | $ |
| Purchase of real estate | ☐ | $ | ☐ | $ |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ | $ | ☐ | $ |
| Construction or leasing of plant buildings and facilities | ☐ | $ | ☐ | $ |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ | $ | ☐ | $ |
| Repayment of indebtedness | ☐ | $ | ☐ | $ |
| Working capital | ☐ | $ | ☒ | $ 1,046,800 |
| Other (Specify) | ☐ | $ | ☐ | $ |
| Column Totals | ☐ | $ | ☒ | $ 1,046,800 |
| Total Payments Listed (column totals added) | | | | $ 1,046,800 |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

| **Issuer (Print or Type)** | **Signature** | **Date** |
|---|---|---|
| **PROFILE TECHNOLOGIES, INC.** | | **September 20, 2007** |
| **Name of Signer (Print or Type)** | **Title of Signer (Print or Type)** | |
| **Henry Gemino** | **Chief Executive Officer and Chief Financial Officer** | |

**ATTENTION**

**International misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**

## E. STATE SIGNATURE

| | Yes | No |
|---|---|---|
| 1. Is any party described in 17 CFR 230.252 (c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? | ☐ | ☒ |

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| PROFILE TECHNOLOGIES, INC. | [signature] | September 20, 2007 |
| **Name of Signer (Print or Type)** | **Title of Signer (Print or Type)** | |
| Henry Gemino | Chief Executive Officer and Chief Financial Officer | |

*Instruction:*
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

## APPENDIX

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B – Item 1) | | Type of Security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C – Item 2) | | | | Disqualified under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1) | |
| State | Yes | No | Units of common stock. | Number of Accredited Investors | Amount | Number of Non-Accredited Investors | Amount | Yes | No |
| AL | ☐ | ☐ | | | | | | ☐ | ☐ |
| AK | ☐ | ☐ | | | | | | ☐ | ☐ |
| AZ | ☐ | ☐ | | | | | | ☐ | ☐ |
| AR | ☐ | ☐ | | | | | | ☐ | ☐ |
| CA | ☐ | ☐ | | | | | | ☐ | ☐ |
| CO | ☐ | ☐ | | | | | | ☐ | ☐ |
| CT | ☐ | ☒ | $100,000 | 1 | $100,000 | -0- | -0- | ☐ | ☒ |
| DE | ☐ | ☐ | | | | | | ☐ | ☐ |
| DC | ☐ | ☐ | | | | | | ☐ | ☐ |
| FL | ☐ | ☒ | $90,000 | 1 | $90,000 | -0- | -0- | ☐ | ☒ |
| GA | ☐ | ☐ | | | | | | ☐ | ☐ |
| HI | ☐ | ☐ | | | | | | ☐ | ☐ |
| ID | ☐ | ☐ | | | | | | ☐ | ☐ |
| IL | ☐ | ☐ | | | | | | ☐ | ☐ |
| IN | ☐ | ☐ | | | | | | ☐ | ☐ |
| IA | ☐ | ☐ | | | | | | ☐ | ☐ |
| KS | ☐ | ☐ | | | | | | ☐ | ☐ |
| KY | ☐ | ☐ | | | | | | ☐ | ☐ |
| LA | ☐ | ☐ | | | | | | ☐ | ☐ |
| ME | ☐ | ☐ | | | | | | ☐ | ☐ |
| MD | ☐ | ☐ | | | | | | ☐ | ☐ |
| MA | ☐ | ☐ | | | | | | ☐ | ☐ |
| MI | ☐ | ☐ | | | | | | ☐ | ☐ |
| MN | ☐ | ☐ | | | | | | ☐ | ☐ |
| MS | ☐ | ☐ | | | | | | ☐ | ☐ |

APPENDIX

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B – Item 1) | | Type of Security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C – Item 2) | | | | Disqualified under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1) | |
| State | Yes | No | Units of common stock. | Number of Accredited Investors | Amount | Number of Non-Accredited Investors | Amount | Yes | No |
| MO | ☐ | ☐ | | | | | | ☐ | ☐ |
| MT | ☐ | ☐ | | | | | | ☐ | ☐ |
| NE | ☐ | ☐ | | | | | | ☐ | ☐ |
| NV | ☐ | ☐ | | | | | | ☐ | ☐ |
| NH | ☐ | ☐ | | | | | | ☐ | ☐ |
| NJ | ☐ | ☒ | $22,500 | 1 | $22,500 | -0- | -0- | ☐ | ☒ |
| NM | ☐ | ☐ | | | | | | ☐ | ☐ |
| NY | ☐ | ☒ | $450,800 | 8 | $450,800 | -0- | -0- | ☐ | ☒ |
| NC | ☐ | ☒ | $90,000 | 1 | $90,000 | -0- | -0- | ☐ | ☒ |
| ND | ☐ | ☐ | | | | | | ☐ | ☐ |
| OH | ☐ | ☐ | | | | | | ☐ | ☐ |
| OK | ☐ | ☐ | | | | | | ☐ | ☐ |
| OR | ☐ | ☐ | | | | | | ☐ | ☐ |
| PA | ☐ | ☐ | | | | | | ☐ | ☐ |
| RI | ☐ | ☐ | | | | | | ☐ | ☐ |
| SC | ☐ | ☐ | | | | | | ☐ | ☐ |
| SD | ☐ | ☐ | | | | | | ☐ | ☐ |
| TN | ☐ | ☐ | | | | | | ☐ | ☐ |
| TX | ☐ | ☐ | | | | | | ☐ | ☐ |
| UT | ☐ | ☐ | | | | | | ☐ | ☐ |
| VT | ☐ | ☐ | | | | | | ☐ | ☐ |
| VA | ☐ | ☐ | | | | | | ☐ | ☐ |
| WA | ☐ | ☐ | | | | | | ☐ | ☐ |
| WV | ☐ | ☐ | | | | | | ☐ | ☐ |
| WI | ☐ | ☐ | | | | | | ☐ | ☐ |

APPENDIX

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B – Item 1) | | Type of Security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C – Item 2) | | | | Disqualified under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1) | |
| State | Yes | No | Units of common stock. | Number of Accredited Investors | Amount | Number of Non-Accredited Investors | Amount | Yes | No |
| WY | ☐ | ☐ | | | | | | ☐ | ☐ |
| PR | ☐ | ☐ | | | | | | ☐ | ☐ |

\4731164.1

# FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, PROFILE TECHNOLOGIES, INC., a corporation organized under the laws of Delaware for purposes of complying with the laws of the states indicated hereunder relating to (i) either the registration or sale of securities or (ii) the furnishing of investment advisory services, hereby irrevocably appoints the officers of the states so designated hereunder and their successors in such offices, its attorney in those states so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the states so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the states so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that state and have been served lawfully with process in that state.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Profile Technologies, Inc.
2 Park Avenue, Suite 201
Manhasset, NY 11030
Attn: Henry Gemino

Place an "X" before the names of all states for which the person executing this form is appointing the designated Officer of that state as its attorney in that state for receipt of service of process:

| | | |
|---|---|---|
| ______ | ALABAMA | Secretary of State. |
| ______ | ALASKA | Commissioner, Department of Community And Economic Development. |
| ______ | ARIZONA | The Corporation Commission. |
| ______ | ARKANSAS | Commissioner of Securities Department. |
| ______ | CALIFORNIA | Commissioner of Corporations. |
| ______ | COLORADO | Securities Commissioner. |
| X | CONNECTICUT | Banking Commissioner. |
| ______ | DELAWARE | Securities Commissioner. |
| ______ | DISTRICT OF COLUMBIA | Each member of Public Service Commission or Commissioner's successor in office. |
| X | FLORIDA | Department of Banking and Finance. |
| ______ | GEORGIA | Commissioner of Securities. |
| ______ | GUAM | Administrator, Department of Revenue and Taxation. |
| ______ | HAWAII | Commissioner of Securities & Consumer Affairs. |
| ______ | IDAHO | Director of Department of Finance and his successors in office. |
| ______ | ILLINOIS | Secretary of State. |
| ______ | INDIANA | Secretary of State. |
| ______ | IOWA | Commissioner of Insurance. |
| ______ | KANSAS | Secretary of State. |
| ______ | KENTUCKY | Commissioner, Department of Financial Institutions. |
| ______ | LOUISIANA | Commissioner of Securities. |
| ______ | MAINE | Securities Administrator. |
| ______ | MARYLAND | Securities Commissioner of the Division of Securities. |
| ______ | MASSACHUSETTS | State Secretary. |
| ______ | MICHIGAN | Commissioner, Office of Financial and Insurance Services. |
| ______ | MINNESOTA | Commissioner of Commerce. |
| ______ | MISSISSIPPI | Secretary of State. |
| ______ | MISSOURI | Commissioner of Securities. |
| ______ | MONTANA | Securities Commissioner and his successors in office. |
| ______ | NEBRASKA | Director of Department of Banking and Finance. |
| ______ | NEVADA | Administrator of the Securities Division of the Office of the Secretary of State. |

| | | | |
|---|---|---|---|
| ____ NEW HAMPSHIRE | Secretary of State. | ____ SOUTH CAROLINA | Attorney General (ex officio Securities Commissioner). |
| X NEW JERSEY | Chief, Bureau of Securities in the Division of Consumer Affairs of the Department of Law and Public Safety. | ____ SOUTH DAKOTA | Director of the Division of Securities. |
| ____ NEW MEXICO | Director, Securities Division Of the Regulation and Licensing Department. | ____ TENNESSEE | Commissioner of Commerce and Insurance. |
| X NEW YORK | Secretary of State. | ____ TEXAS | Securities Commissioner. |
| X NORTH CAROLINA | Secretary of State. | ____ UTAH | Director, Division of Securities. |
| ____ NORTH DAKOTA | Securities Commissioner. | ____ VERMONT | Commissioner of Banking, Insurance, Securities, and Health Care Administration. |
| ____ OHIO | Secretary of State. | ____ VIRGINIA | Clerk, State Corporation Commission. |
| ____ OREGON | Director, Department of Consumer and Business Services. | ____ WASHINGTON | Director of the Department of Financial Institutions. |
| ____ OKLAHOMA | Department of Securities. | ____ WEST VIRGINIA | Commissioner. (Auditor of the State). |
| ____ PENNSYLVANIA | Pennsylvania does not require filing of a Consent to Service of Process. | ____ WISCONSIN | Division of Securities, Department of Financial Institutions. |
| ____ PUERTO RICO | Commissioner of Financial Institutions. | ____ WYOMING | Secretary of State. |
| ____ RHODE ISLAND | Director of Department of Business Regulation. | | |

Dated this 20th day of September, 2007.

PROFILE TECHNOLOGIES, INC.

By: ______________________

Name: Henry Gemino

Title: Chief Executive Officer and Chief Financial Officer

~~STATE~~ Commonwealth OF Pennsylvania

COUNTY OF Allegheny

On this 20th day of September, 2007, before me, Janice W. Shapiro, the undersigned officer, personally appeared Henry Gemino, known personally to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the used and purposed therein set forth.

IN WITNESS WHEREOF, I have hereunto set my hand and official seal.

______________________

Notary Public/Commissioner of Oaths

(SEAL)

My Commission Expires ____________

COMMONWEALTH OF PENNSYLVANIA
Notarial Seal
Janice W. Shapiro, Notary Public
City of Pittsburgh, Allegheny County
My Commission Expires Oct. 21, 2009
Member, Pennsylvania Association of Notaries

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